Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net income	$ 1,381,245	$ 3,419,835	$ 2,878,230
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of operating lease right-of-use assets	107,276	108,309
Depreciation and amortization	243,403	237,823	225,902
Loss (gain) on disposition of property and equipment	36,694	2,586	(6,856)
Provision for (net recovery of) credit losses	71,791	(47,515)	120,334
Accounts receivable written off	36,991
Deferred income tax (benefit) provision	(22,065)	36,329	89,603
Short-term investments income	(47,500)	(45,000)
Changes in operating assets and liabilities:
Accounts receivable	1,284,554	(2,386,501)	348,730
Accounts receivable - related parties	989,936	(1,520,988)	(724,809)
Inventories	168,295	80,315	1,555,441
Prepaid expenses and other current assets	(770,927)	(1,362,669)	(716,356)
Accounts payable	287,035	(499,570)	(646,886)
Accrued liabilities and other payables	245,925	97,208	(67,705)
Deferred revenue	(163,574)	(65,476)	(102,949)
Deferred revenue - related parties	(7,748)	1,720	123,204
Taxes payable	(793,615)	820,023	30,520
Operating lease liabilities	(144,132)	(83,734)
Net cash provided by (used in) operating activities	2,903,584	(1,207,305)	3,106,403
Cash flows from investing activities:
Additions to property, plant and equipment	(6,629,800)	(144,949)	(113,937)
Additions to land use right		(979,283)
Proceeds from disposal of property and equipment	444	348	10,138
Prepayment for business acquisition	(500,000)
Payments for short-term investments	(9,699,166)	(21,054,500)	(12,052,957)
Redemption of short-term investments	6,036,786	12,664,377	4,426,508
Net cash used in investing activities	(10,791,736)	(9,514,007)	(7,730,248)
Cash flows from financing activities:
Gross proceeds from initial public offerings			8,000,000
Direct costs disbursed from initial public offerings proceeds			(1,212,779)
Proceeds from exercise of over-allotment option			336,638
Proceeds from sale of ordinary shares, net of issuance costs		311,995
Payment made for deferred offering costs	(103,737)
Net proceeds from short-term bank loans	19,022,179	12,426,600	5,672,000
Repayment of short-term bank loans	(11,431,057)	(5,560,000)	(1,418,000)
(Repayment of) proceeds from amount due to related parties	(134,140)	4,475,762	(4,467,240)
Net cash provided by financing activities	7,353,245	11,654,357	6,910,619
Effect of exchange rate changes on cash	(139,642)	273,626	(149,898)
Net (decrease) increase in cash	(674,549)	1,206,671	2,136,876
Cash, beginning of year	8,136,179	6,929,508	4,792,632
Cash, end of year	7,461,630	8,136,179	6,929,508
Supplemental disclosure information:
Cash paid for income tax	564,795	205,373	142,730
Cash paid for interest	411,068	239,369	5,319
Non-cash operating and financing activities
Deferred IPO cost offset with additional paid-in capital			765,443
Right of use assets obtained in exchange for operating lease liabilities		357,960
Reduction of right-of-use assets and operating lease obligations due to early termination of lease agreement	$ 57,702